UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

October 31, 2021

Aptus Collared Income Opportunity ETF

Ticker: ACIO

Aptus Defined Risk ETF

Ticker: DRSK

Aptus Drawdown Managed Equity ETF

Ticker: ADME

Opus Small Cap Value ETF

Ticker: OSCV

International Drawdown Managed Equity ETF

Ticker: IDME

Aptus ETFs

Aptus Collared Income Opportunity ETF

Shareholder Letter
(Unaudited)

Dear ACIO Shareholders,

Thank you for your investment in the Aptus Collared Income Opportunity ETF, referred to herein as “ACIO” or the “Fund”. The information presented in this letter relates to ACIO’s performance period from May 1, 2021 through October 31, 2021 (the “current fiscal period”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of large capitalization U.S.-listed equity securities and an options collar (i.e., a mix of written (sold) call options and long (bought) put options on the same underlying equity securities or on an index tracking the large capitalization segment of the U.S. equity market (a “U.S. Large Cap Index”). The equity securities and options held by the Fund must be listed on a U.S.-exchange, and the equity securities may include common stocks of U.S. companies, American Depositary Receipts (“ADRs”) (i.e., receipts evidencing ownership of foreign equity securities), and real estate investment trusts (“REITs”). The Fund will typically limit investments in ADRs to approximately 20% of the Fund’s net assets.

For the current fiscal period, ACIO was up 6.93% at market and 6.97% at net asset value (“NAV”). Over the same period, the S&P 500® Total Return Index was up 10.91%.

The largest positive equity contributor to return for the current fiscal period was Microsoft Corporation (MSFT), gaining 32.06% and adding 1.67% to the return of ACIO. The second largest contributor was Apple, Inc. (AAPL), gaining 23.04% and adding 0.90% to the return of ACIO. The third largest contributor was Alphabet, Inc. – Class C (GOOG), gaining 14.32% and adding 0.82% to the return of ACIO.

The largest negative contributor to the return for the current fiscal period was a put option position expiring in November 2021 on the S&P 500 Index (SPX), down 82.71% and detracting 1.21% from the return of ACIO. The second largest negative contributor was a put option position expiring in June 2021 on the S&P 500 Index (SPX), down 94.44% and detracting 0.80% from the return of ACIO. The third largest negative contributor was a put option position expiring in August 2021 on the S&P 500 Index (SPX), down 96.53% and detracting 0.57% from the return of ACIO.

We are excited about the opportunity to give our investors access to the Aptus Collared Income Opportunity ETF. We think it’s possible future returns from a traditional 60/40 portfolio may be well below recent history, at risk of being insufficient to meet the income needs of today’s retirees. We believe we can help the math with a focus on global dividend growers. With overall valuations high, and growth difficult to project, we place great emphasis on sustainable yield in building return assumptions. The ACIO screening process takes large capitalization U.S.-listed equity securities that a) meet the filter, b) provide diversified exposure, and c) maintain an active options market from which we can sell call options on the individual names along with buying puts on the broad market index to more efficiently collar the equity portfolio. The powerful combination of a high dividend paying basket of large capitalization U.S.-listed equity securities with a collar strategy aims to deliver consistent and repeatable yield and minimal drawdown.

We appreciate your interest in ACIO. If we can elaborate on the underlying Aptus Collared Income Opportunity strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Aptus Collared Income Opportunity ETF

Shareholder Letter
(Unaudited) (Continued)

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than diversified funds. Therefore, the Fund is more exposed to individual stock or ETF volatility than diversified funds. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Call options give the owner the right to buy the underlying security at the specified price within a specific time period. Put options give the owner the right to sell the underlying security at the specified price within a specific time period. A collar is an options strategy constructed by holding shares of the underlying stock while simultaneously buying put options and selling call options against that holding

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Definitions:

S&P 500® Total Return Index - a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Aptus Capital Advisors is the adviser to the Aptus Collared Income Opportunity ETF, which is distributed by Quasar Distributors, LLC.

Aptus Defined Risk ETF

Shareholder Letter
(Unaudited)

Dear DRSK Shareholders,

Thank you for your investment in the Aptus Defined Risk ETF, referred to herein as “DRSK” or the “Fund”. The information presented in this letter relates to DRSK’s performance from May 1, 2021 through October 31, 2021 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective through a hybrid fixed income and equity strategy. The Fund typically invests approximately 75% to 95% of its assets to obtain exposure to investment-grade corporate bonds (the “Fixed Income Strategy”) and invests the remainder of its assets to obtain exposure to U.S. stocks, while limiting downside risk (the “Equity Strategy”)

For the current fiscal period, DRSK was up 0.36% at market and 0.26% at net asset value (“NAV”). Over the same period, the Bloomberg Barclays US Aggregate Bond Index was up 1.06%.

The largest positive contributor to return for the current fiscal period was a call option position expiring in January 2022 in Merck & Company, Inc. (MRK), gaining 293.86% and adding 1.13% to the return of DRSK. The second largest contributor was a call option position expiring in November 2021 on the S&P 500 Index (SPX), gaining 242.93% and adding 0.88% to the return of DRSK. The third largest contributor was a call option position expiring during October 2021 in NIKE, Inc. (NKE), gaining 227.32% and adding 0.86% to the return of DRSK.

The largest negative contributor to the return for the current fiscal period was a call option position expiring in January 2022 in Fidelity National Information Services, Inc. (FIS), down 67.73% and detracting 0.41% from the return of DRSK. The second largest negative contributor was a call option position expiring in October 2021 in Visa Inc. - Class A (V), down 73.25% and detracting 0.35% from the return of DRSK. The third largest negative contributor was a put option position expiring in June 2021 on the S&P 500 Index (SPX), down 57.40% and detracting 0.31% from the return of DRSK.

We are excited about the opportunity to give our investors access to the Aptus Defined Risk ETF. We see income generation as a major issue for investors in a low interest rate environment and extending maturities or accepting poorer credit bring added risk. Our “income plus” approach utilizes call options that allows for significant upside capture in a rising market and defined risk in a declining market. The powerful combination of laddered bonds over a short duration and asymmetric payoff opportunity of the call options aims to give investors expected returns not typically seen in the traditional fixed income space.

We appreciate your interest in DRSK. If we can elaborate on the underlying Aptus Defined Risk strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Aptus Defined Risk ETF

Shareholder Letter
(Unaudited) (Continued)

Past Performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests indirectly in fixed income securities through investments in Underlying Bond ETFs, which involve certain risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. Because the Fund only purchases options (as opposed to writing/selling options), the Fund’s losses from its exposure to options are limited to the amount of premiums paid.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

Definitions:

Bloomberg Barclays US Aggregate Bond Index – a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers. One cannot invest directly in an index.

Call Option: Call options are financial contracts that give the option buyer the right, but not the obligation, to buy a stock, bond, commodity or other asset or instrument at a specified price within a specific time period.

Put Option: A put option is a contract giving the owner the right, but not the obligation, to sell–or sell short–a specified amount of an underlying security at a pre-determined price within a specified time frame.

Aptus Capital Advisors is the adviser to the Aptus Defined Risk ETF, which is distributed by Quasar Distributors, LLC.

Aptus Drawdown Managed Equity ETF

Shareholder Letter
(Unaudited)

Dear ADME Shareholders,

Thank you for your investment in the Aptus Drawdown Managed Equity ETF, referred to herein as (“ADME” or the “Fund”). The information presented in this letter relates to ADME’s performance from May 1, 2021 through October 31, 2021 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective principally by investing in a portfolio of U.S.-listed equity securities, while limiting downside risk by purchasing exchange-listed put options on one or more of such equity securities or on broad-based indexes or ETFs that track the performance of the U.S. equity market. Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities.

For the current fiscal period, ADME gained 8.27% at market and 8.34% at net asset value (“NAV”). Over the same period, the S&P 500® Total Return Index was up 10.91%.

The largest positive equity contributor to return for the current fiscal period was Microsoft Corporation (MSFT) gaining 32.06% and adding 1.70% to the return of ADME. The second largest contributor was NVIDIA Corporation (NVDA) gaining 70.41% and adding 0.91% to the return of ADME. The third largest contributor was Alphabet, Inc. - Class C (GOOG) gaining 23.04% and adding 0.91% to the return of ADME.

The largest negative equity contributor to the return for the current fiscal period was an option position expiring during November 2021 on the S&P 500 Index (SPX), down 82.71% and detracting 1.03% from the return of ADME. The second largest negative contributor was Fidelity National Information Services, Inc. (FIS) down 27.16% and detracting 0.45% from the return of ADME. The third largest negative contributor was an option position expiring during June 2021 on the S&P 500 Index (SPX), down 87.68% and detracting 0.30% from the return of ADME.

We are excited about the opportunity to give our investors access to the Aptus Drawdown Managed Equity ETF. Historically, a small group of big winners have comprised most of each year’s market gains. Rather than diluting with hundreds of mediocre holdings, we prefer to focus on 50-60 large cap names. We build from a Yield + Growth framework, tilting holdings to favor companies with solid fundamentals and reasonable valuations while avoiding those with negative price momentum. We believe there’s an upside to less downside behaviorally and mathematically. Rather than try to time the markets, we actively hedge our holdings in an effort to mitigate downside risk. We build a portfolio that attempts to capture market upside, with a fraction of the downside.

We appreciate your interest in ADME. If we can elaborate on the underlying Aptus Drawdown Managed Equity strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Aptus Drawdown Managed Equity ETF

Shareholder Letter
(Unaudited) (Continued)

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than diversified funds. Therefore, the Fund is more exposed to individual stock or ETF volatility than diversified funds. The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments and Schedule of Written Options for a complete list of Fund holdings.

Definitions:

S&P 500® Total Return Index - a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Aptus Capital Advisors is the adviser to the Aptus Drawdown Managed Equity ETF, which is distributed by Quasar Distributors, LLC.

Opus Small Cap Value ETF

Shareholder Letter
(Unaudited)

Dear OSCV Shareholders,

Thank you for your investment in the Opus Small Cap Value ETF, referred to herein as “OSCV” or the “Fund”. The information presented in this letter relates to OSCV’s performance from May 1, 2021 through October 31, 2021 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization U.S. companies. The Fund defines a small capitalization company as an issuer whose market capitalization at the time of purchase is in the range of those found in the Russell 2000® Index. The Fund’s equity securities primarily include common stocks, real estate investment trusts (“REITs”), and American Depositary Receipts (“ADRs”) representing the stock of a foreign company. The Fund will generally limit its investments in ADRs to 20% of its total assets. The Fund may invest in securities offered in an initial public offering (“IPO”) or in companies that have recently completed an IPO.

For the current fiscal period, OSCV was up 5.14% at market and 4.62% at net asset value (“NAV”). Over the same period, the Russell 2000® Value Total Return Index was up 3.22%.

The largest positive equity contributor to return for the current fiscal period was Encore Wire Corporation (WIRE) gaining 77.32% and adding 0.55% to the return of OSCV. The second largest contributor was, Tetra Tech, Inc. (TTEK) gaining 38.06% and adding 0.54% to the return of OSCV. The third largest contributor was, Magic Software Enterprises, Inc. (MGIC) gaining 34.41% and adding 0.45% to the return of OSCV.

The largest negative equity contributor to the return for the current fiscal period was, Americold Realty Trust (COLD) down 22.94% and detracting 0.33% from the return of OSCV. The second largest negative contributor was, Turning Point Brands, Inc. (TPB) down 21.63% and detracting 0.33% from the return of OSCV. The third largest negative contributor was, Aptar Group, Inc. (ATR) down 19.44% and detracting 0.31% from the return of OSCV.

We are excited about the opportunity to give our investors access to the Opus Small Cap Value ETF. OSCV selects stocks across a variety of sectors and industries by combining factor-based analysis with rigorous fundamental research to identify high-quality, growing companies that are believed to be undervalued. OSCV is focused on three core themes to identify companies: 1. higher quality companies with sound business models, higher returns on equity, strong balance sheets, and shareholder-friendly management. 2. higher growth companies that are well-positioned to grow sales, earnings, cash flows, and dividends. 3. lower valuation companies whose valuations reflect lower price-to-earnings and higher yields than their peers. OSCV generally sells a stock when the company is no longer believed to be high quality, when its anticipated growth rate has significantly declined, when it is no longer considered undervalued, or when it is no longer considered a small-capitalization company after a significant period of time (e.g., more than one year).

We appreciate your interest in OSCV. If we can elaborate on the underlying Opus Small Cap Value ETF, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Opus Small Cap Value ETF

Shareholder Letter
(Unaudited) (Continued)

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investing involves risk. Principal loss is possible. Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

Definitions:

Russell 2000® Value Total Return Index – The Russell 2000® Value Index measures the performance of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index – The Russell 2000 index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000® serves as a benchmark for small-cap stocks in the United States.

Return on equity – a measure of financial performance calculated by dividing net income by shareholders’ equity (shareholders’ equity being a company’s assets minus its debt).

Cash flow – a measure of a company’s financial performance, calculated as operating cash flow minus capital expenditures.

Price-to-earnings – ratio for valuing a company that measures its current share price relative to its per-share earnings.

Aptus Capital Advisors is the adviser to the Opus Small Cap Value ETF, which is distributed by Quasar Distributors, LLC.

International Drawdown Managed Equity ETF

Shareholder Letter
(Unaudited)

Dear IDME Shareholders,

Thank you for your investment in the International Drawdown Managed Equity ETF, referred to herein as “IDME” or the “Fund”. The information presented in this letter relates to IDME’s performance period from inception on July 22, 2021 through October 31, 2021 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective principally by investing in a portfolio of other ETFs that invest in equity securities of non-U.S. (international) companies in developed and emerging markets throughout the world, while purchasing and/or writing (selling) exchange-listed call or put options on one or more broad-based indexes or ETFs that track the performance of equity markets outside of the United States to (i) limit downside (“drawdown”) risk, (ii) create additional equity exposure, and/or (iii) generate premiums from writing call options on the Fund’s equity investments.

For the current fiscal period, IDME was down 0.25% at market and down 0.35% at net asset value (“NAV”). Over the same period, the MSCI All Cap World Index ex USA Net (USD) was up 0.62%.

The largest positive equity contributor to return for the current fiscal period was SPDR Portfolio Developed World ex-US ETF (SPDW), gaining 0.46% and adding 0.33% to the return of IDME. The second largest contributor was a put option position expiring in October 2021 in iShares MSCI EAFE ETF (EFA), gaining 15.00% and adding 0.14% to the return of IDME. The third largest contributor was a put option position expiring in August 2021 in iShares MSCI Emerging Markets ETF (EEM), gaining 41.28% and adding 0.13% to the return of IDME.

The largest negative contributor to the return for the current fiscal period was a call option position expiring in December 2021 in iShares MSCI Emerging Markets ETF (EEM), down 66.91% and detracting 0.49% from the return of IDME. The second largest negative contributor was a put option position expiring in August 2021 in iShares MSCI EAFE ETF (EFA), down 97.04% and detracting 0.28% from the return of IDME. The third largest negative contributor was a put option position expiring in November 2021 in iShares MSCI Emerging Markets ETF (EEM), down 56.82% and detracting 0.16% from the return of IDME.

We are excited about the opportunity to give our investors access to International Drawdown Managed Equity ETF. We believe, IDME is able to capture the upside potential of investing in an All Cap World Index ex-U.S., but with structurally less downside potential. Using cost efficient and liquid passive index ETF’s, we believe Aptus has created a portfolio intended to look very much like All Cap World Index (ACWX) on the way up, but offer notionally hedged protection on the way down. We believe there is upside in capturing less downside, both behaviorally and mathematically. Rather than try to time the markets, we actively hedge our holdings in an effort to mitigate downside risk. We believe IDME provides a solution to every Investors’ foreign equity exposures that helps mitigate geopolitical economic risks in an ever-growing divide between Developed and Emerging markets.

We appreciate your interest in IDME. If we can elaborate on the underlying International Drawdown Managed Equity strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

International Drawdown Managed Equity ETF

Shareholder Letter
(Unaudited) (Continued)

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than diversified funds. Therefore, the Fund is more exposed to individual stock or ETF volatility than diversified funds. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Call options give the owner the right to buy the underlying security at the specified price within a specific time period. Put options give the owner the right to sell the underlying security at the specified price within a specific time period. A collar is an options strategy constructed by holding shares of the underlying stock while simultaneously buying put options and selling call options against that holding

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Definitions:

MSCI All Cap World Index ex USA Net (USD) - captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 27 Emerging Markets (EM) countries. With 2,350 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S.

Aptus Capital Advisors is the adviser to the Aptus Collared Income Opportunity ETF, which is distributed by Quasar Distributors, LLC.

Aptus ETFs

Portfolio Allocations

As of October 31, 2021 (Unaudited)

Aptus Collared Income Opportunity ETF

Sector	Percentage of Net Assets
Technology (a)	26.6%
Consumer, Non-cyclical	19.1
Financial	15.8
Consumer, Cyclical	13.4
Communications	12.3
Industrial	5.2
Energy	3.4
Basic Materials	2.5
Utilities	1.4
Purchased Options	0.5
Liabilities in Excess of Other Assets	(0.2)
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

Aptus Defined Risk ETF

Sector	Percentage of Net Assets
Investment Grade Corporate Bonds	90.7%
Purchased Options	5.8
Other Assets in Excess of Liabilities	3.5
Total	100.0%

Aptus Drawdown Managed Equity ETF

Sector	Percentage of Net Assets
Technology (a)	26.0%
Consumer, Non-cyclical	19.0
Financial	15.4
Communications	13.5
Consumer, Cyclical	11.5
Industrial	6.6
Energy	3.0
Basic Materials	2.6
Utilities	1.5
Purchased Options	0.5
Other Assets in Excess of Liabilities	0.4
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

Aptus ETFs

Portfolio Allocations

As of October 31, 2021 (Unaudited) (Continued)

Opus Small Cap Value ETF

Sector	Percentage of Net Assets
Financial (a)	30.1%
Industrial	17.5
Consumer, Cyclical	15.0
Consumer, Non-cyclical	14.0
Energy	10.1
Technology	5.1
Basic Materials	3.4
Communications	2.9
Utilities	1.4
Other Assets in Excess of Liabilities	0.5
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

International Drawdown Managed Equity ETF

Sector	Percentage of Net Assets
Developed Market Equity	71.4%
Emerging Market Equity	28.0
Purchased Options	0.3
Other Assets in Excess of Liabilities	0.3
Total	100.0%

Aptus Collared Income Opportunity ETF

Schedule of Investments
October 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Basic Materials — 2.5%
8,540	Linde plc (a)	$2,725,968
45,080	Newmont Corporation (a)	2,434,320
8,708	Sherwin-Williams Company (a)	2,757,040
		7,917,328
	Communications — 12.3%
4,745	Alphabet, Inc. - Class C (a)(b)	14,070,871
3,501	Amazon.com, Inc. (a)(b)	11,806,878
52,947	Comcast Corporation - Class A (a)	2,723,064
19,418	Meta Platforms, Inc. - Class A (a)(b)	6,283,082
25,063	Walt Disney Company (a)(b)	4,237,401
		39,121,296
	Consumer, Cyclical — 13.4%
7,686	Costco Wholesale Corporation (a)	3,777,977
9,764	Darden Restaurants, Inc. (a)	1,407,383
20,645	Dollar General Corporation (a)	4,573,280
89,280	Fastenal Company (a)	5,096,102
15,536	Home Depot, Inc. (a)	5,775,353
27,572	Las Vegas Sands Corporation (a)(b)	1,070,069
21,854	Marriott International, Inc. - Class A (a)(b)	3,497,077
38,924	Starbucks Corporation (a)	4,128,669
22,810	Target Corporation (a)	5,921,932
2,520	Tesla, Inc. (a)(b)	2,807,280
44,975	United Airlines Holdings, Inc. (a)(b)	2,075,147
16,953	Walmart, Inc. (a)	2,533,117
		42,663,386
	Consumer, Non-cyclical — 19.1%
22,030	Abbott Laboratories (a)	2,839,447
43,080	AbbVie, Inc. (a)	4,939,984
11,518	Anthem, Inc. (a)	5,011,827
28,355	Booz Allen Hamilton Holding Corporation (a)	2,462,915
6,649	Charles River Laboratories International, Inc. (a)(b)	2,983,273
21,912	Johnson & Johnson (a)	3,569,027
37,486	Medtronic plc (a)	4,493,072
25,854	PepsiCo, Inc. (a)	4,178,006
21,357	Procter & Gamble Company (a)	3,053,837
66,197	Rollins, Inc. (a)	2,332,120
8,805	S&P Global, Inc. (a)	4,174,979
12,270	Stryker Corporation (a)	3,264,679
9,930	Thermo Fisher Scientific, Inc. (a)	6,286,385
15,170	UnitedHealth Group, Inc. (a)	6,985,330
20,100	Zoetis, Inc. (a)	4,345,620
		60,920,501
	COMMON STOCKS — 99.7% (Continued)
	Energy — 3.4%
65,514	Devon Energy Corporation (a)	$2,625,801
27,021	Diamondback Energy, Inc. (a)	2,896,381
38,097	Exxon Mobil Corporation (a)	2,456,114
14,693	Pioneer Natural Resources Company (a)	2,747,297
		10,725,593
	Financial — 15.8%
38,195	American Homes 4 Rent - Class A (a)	1,550,717
9,362	American Tower Corporation (a)	2,639,803
98,753	Bank of America Corporation (a)	4,718,418
16,016	Berkshire Hathaway, Inc. - Class B (a)(b)	4,596,752
5,069	BlackRock, Inc. (a)	4,782,399
25,666	Intercontinental Exchange, Inc. (a)	3,553,714
34,469	JPMorgan Chase & Company (a)	5,855,939
25,740	Marsh & McLennan Companies, Inc. (a)	4,293,432
10,682	Mastercard, Inc. - Class A (a)	3,584,025
17,504	PNC Financial Services Group, Inc. (a)	3,693,869
32,830	Progressive Corporation (a)	3,114,910
25,420	Prologis, Inc. (a)	3,684,883
20,540	Visa, Inc. - Class A (a)	4,349,756
		50,418,617
	Industrial — 5.2%
21,583	Caterpillar, Inc. (a)	4,403,148
11,728	FedEx Corporation (a)	2,762,296
20,220	L3Harris Technologies, Inc. (a)	4,661,519
18,971	Union Pacific Corporation (a)	4,579,599
		16,406,562
	Technology — 26.6% (c)
5,184	Accenture plc - Class A (a)	1,859,967
3,860	Adobe, Inc. (a)(b)	2,510,389
27,448	Analog Devices, Inc. (a)	4,761,953
128,146	Apple, Inc. (a)	19,196,271
8,908	Broadcom, Inc. (a)	4,736,116
24,370	Broadridge Financial Solutions, Inc. (a)	4,347,852
30,966	Fidelity National Information Services, Inc. (a)	3,429,175
6,739	Intuit, Inc. (a)	4,218,547
8,288	Lam Research Corporation (a)	4,670,868
61,364	Microsoft Corporation (a)	20,349,530
42,740	Paychex, Inc. (a)	5,268,987
18,301	salesforce.com, Inc. (a)(b)	5,484,627
19,596	Texas Instruments, Inc. (a)	3,673,858
		84,508,140

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Investments
October 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Utilities — 1.4%
52,311	NextEra Energy, Inc. (a)	$4,463,698
	TOTAL COMMON STOCKS (Cost $250,996,849)	317,145,121

Contracts		Notional Amount
	PURCHASED OPTIONS (d) — 0.5%
	Call Options — 0.3%
1,000	CBOE Volatility Index, Expiration: 11/17/2021, Exercise Price: $20.00	$1,626,000	142,500
1,500	CBOE Volatility Index, Expiration: 11/17/2021, Exercise Price: $25.00	2,439,000	116,250
70	S&P 500 Index, Expiration: 11/19/2021, Exercise Price: $4,525.00	32,237,660	771,400
			1,030,150

Contracts	Security Description	Notional Amount	Value
	Put Options — 0.2%
700	S&P 500 Index, Expiration: 11/19/2021, Exercise Price: $3,100.00	$322,376,600	$29,750
250	S&P 500 Index, Expiration: 11/19/2021, Exercise Price: $4,450.00	115,134,500	523,750
			553,500
	TOTAL PURCHASED OPTIONS (Cost $1,968,909)		1,583,650
	Total Investments (Cost $252,965,758) — 100.2%		318,728,771
	Liabilities in Excess of Other Assets — (0.2)%		(641,616)
	TOTAL NET ASSETS — 100.0%		$318,087,155

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is held as collateral for the options written. At October 31, 2021, the value of these securities amount to $317,145,121 or 99.7% of net assets.
(b)	Non-income producing security.
(c)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

(d)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Written Options
October 31, 2021 (Unaudited)

Contracts	Security Description	Notional Value	Value
	WRITTEN OPTIONS (a) — (0.6)%
	Call Options — (0.5)%
(212)	Abbott Laboratories, Expiration: 11/19/2021, Exercise Price: $130.00	$(2,732,468)	$(34,980)
(426)	AbbVie, Inc., Expiration: 11/19/2021, Exercise Price: $116.00	(4,884,942)	(72,207)
(26)	Accenture plc - Class A, Expiration: 11/19/2021, Exercise Price: $380.00	(932,854)	(2,210)
(38)	Adobe Systems, Inc., Expiration: 11/19/2021, Exercise Price: $705.00	(2,471,368)	(4,636)
(15)	Alphabet, Inc. - Class C, Expiration: 11/19/2021, Exercise Price: $3,100.00	(4,448,115)	(29,250)
(17)	Amazon.com, Inc., Expiration: 11/19/2021, Exercise Price: $3,600.00	(5,733,131)	(18,445)
(90)	American Tower Corporation, Expiration: 11/19/2021, Exercise Price: $290.00	(2,537,730)	(18,450)
(114)	Anthem, Inc., Expiration: 11/19/2021, Exercise Price: $470.00	(4,960,482)	(9,120)
(618)	Apple, Inc., Expiration: 11/19/2021, Exercise Price: $160.00	(9,257,640)	(25,647)
	WRITTEN OPTIONS (a) — (0.6)% (Continued)
	Call Options — (0.5)% (Continued)
(154)	Berkshire Hathaway, Inc. - Class B, Expiration: 11/19/2021, Exercise Price: $300.00	$(4,419,954)	$(15,169)
(24)	BlackRock, Inc., Expiration: 11/19/2021, Exercise Price: $950.00	(2,264,304)	(35,400)
(44)	Broadcom, Inc., Expiration: 11/19/2021, Exercise Price: $530.00	(2,339,348)	(55,660)
(122)	Broadridge Financial Solutions, Inc., Expiration: 11/19/2021, Exercise Price: $185.00	(2,176,602)	(17,385)
(208)	Caterpillar, Inc., Expiration: 11/19/2021, Exercise Price: $220.00	(4,243,408)	(15,496)
(65)	Charles River Laboratories International, Inc., Expiration: 11/19/2021, Exercise Price: $480.00	(2,916,420)	(20,312)
(74)	Costco Wholesale Corporation, Expiration: 11/19/2021, Exercise Price: $480.00	(3,637,396)	(115,995)
(635)	Devon Energy Corporation, Expiration: 11/19/2021, Exercise Price: $50.00	(2,545,080)	(6,667)

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Written Options
October 31, 2021 (Unaudited) (Continued)

Contracts	Security Description	Notional Value	Value
	WRITTEN OPTIONS (a) — (0.6)% (Continued)
	Call Options — (0.5)% (Continued)
(262)	Diamondback Energy, Inc., Expiration: 11/19/2021, Exercise Price: $135.00	$(2,808,378)	$(7,860)
(149)	Home Depot, Inc., Expiration: 11/19/2021, Exercise Price: $370.00	(5,538,926)	(135,962)
(124)	Intercontinental Exchange, Inc., Expiration: 11/19/2021, Exercise Price: $135.00	(1,716,904)	(59,520)
(33)	Intuit, Inc., Expiration: 11/19/2021, Exercise Price: $590.00	(2,065,767)	(133,815)
(33)	Intuit, Inc., Expiration: 11/19/2021, Exercise Price: $670.00	(2,065,767)	(13,035)
(170)	JPMorgan Chase & Company, Expiration: 11/19/2021, Exercise Price: $182.50	(2,888,130)	(3,570)
(195)	L3Harris Technologies, Inc., Expiration: 11/19/2021, Exercise Price: $260.00	(4,495,530)	(8,775)
(40)	Lam Research Corporation, Expiration: 11/19/2021, Exercise Price: $660.00	(2,254,280)	(1,460)
	WRITTEN OPTIONS (a) — (0.6)% (Continued)
	Call Options — (0.5)% (Continued)
(266)	Las Vegas Sands Corporation, Expiration: 11/19/2021, Exercise Price: $50.00	$(1,032,346)	$(2,128)
(217)	Marriott International, Inc. - Class A, Expiration: 11/19/2021, Exercise Price: $177.50	(3,472,434)	(11,067)
(103)	Mastercard, Inc. - Class A, Expiration: 11/19/2021, Exercise Price: $380.00	(3,455,856)	(3,245)
(361)	Medtronic plc, Expiration: 11/19/2021, Exercise Price: $135.00	(4,326,946)	(14,621)
(187)	Meta Platforms, Inc. - Class A, Expiration: 11/19/2021, Exercise Price: $400.00	(6,050,759)	(3,366)
(510)	NextEra Energy, Inc., Expiration: 11/19/2021, Exercise Price: $90.00	(4,351,830)	(11,475)
(1,000)	November 21 Cboe Volatility Index, Expiration: 11/17/2021, Exercise Price: $35.00	(1,626,000)	(32,500)
(1,500)	November 21 Cboe Volatility Index, Expiration: 11/17/2021, Exercise Price: $50.00	(2,439,000)	(18,750)

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Written Options
October 31, 2021 (Unaudited) (Continued)

Contracts	Security Description	Notional Value	Value
	WRITTEN OPTIONS (a) — (0.6)% (Continued)
	Call Options — (0.5)% (Continued)
(70)	November 21 S&P 500 Index, Expiration: 11/19/2021, Exercise Price: $4,625.00	$(32,237,660)	$(276,150)
(124)	PepsiCo, Inc., Expiration: 11/19/2021, Exercise Price: $165.00	(2,003,840)	(9,300)
(77)	Pioneer Natural Resources Company, Expiration: 11/19/2021, Exercise Price: $215.00	(1,439,746)	(5,005)
(174)	PNC Financial Services Group, Inc., Expiration: 11/19/2021, Exercise Price: $227.50	(3,671,922)	(5,655)
(245)	Prologis, Inc., Expiration: 11/19/2021, Exercise Price: $140.00	(3,551,520)	(150,675)
(85)	S&P Global, Inc., Expiration: 11/19/2021, Exercise Price: $485.00	(4,030,360)	(64,175)
(85)	Sherwin-Williams Company, Expiration: 11/19/2021, Exercise Price: $330.00	(2,691,185)	(14,025)
(375)	Starbucks Corporation, Expiration: 11/19/2021, Exercise Price: $120.00	(3,977,625)	(5,250)
	WRITTEN OPTIONS (a) — (0.6)% (Continued)
	Call Options — (0.5)% (Continued)
(118)	Stryker Corporation, Expiration: 11/19/2021, Exercise Price: $280.00	$(3,139,626)	$(15,045)
(225)	Target Corporation, Expiration: 11/19/2021, Exercise Price: $285.00	(5,841,450)	(25,313)
(24)	Tesla, Inc., Expiration: 11/05/2021, Exercise Price: $1,275.00	(2,673,600)	(10,800)
(95)	Thermo Fisher Scientific, Inc., Expiration: 11/19/2021, Exercise Price: $640.00	(6,014,165)	(87,400)
(92)	Union Pacific Corporation, Expiration: 11/19/2021, Exercise Price: $235.00	(2,220,880)	(76,820)
(223)	United Airlines Holdings, Inc., Expiration: 11/19/2021, Exercise Price: $55.00	(1,028,922)	(2,676)
(200)	Zoetis, Inc., Expiration: 11/19/2021, Exercise Price: $230.00	(4,324,000)	(15,000)
			(1,721,467)
	Put Options — (0.1)% (b)
(250)	S&P 500 Index, Expiration: 11/19/2021, Exercise Price: $4,150.00	$(115,134,500)	$(132,500)
	TOTAL WRITTEN OPTIONS (Premiums Received $930,670)		$(1,853,967)

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Schedule of Investments
October 31, 2021 (Unaudited)

Shares	Security Description		Value
	EXCHANGE TRADED FUNDS — 90.7% (a)
	Investment Grade Corporate Bonds — 90.7%
5,359,172	iShares iBonds Dec 2022 Term Corporate ETF (b)		$135,372,685
7,970,871	iShares iBonds Dec 2023 Term Corporate ETF (b)(c)		206,286,141
6,032,937	iShares iBonds Dec 2024 Term Corporate ETF (b)		157,580,314
6,209,472	iShares iBonds Dec 2025 Term Corporate ETF (b)		165,544,524
2,932,168	iShares iBonds Dec 2026 Term Corporate ETF (b)		76,998,732
	TOTAL EXCHANGE TRADED FUNDS (Cost $747,469,662)		741,782,396

Contracts		Notional Amount
	PURCHASED OPTIONS (d) — 5.8%
	Call Options — 5.2%
4,000	CBOE Volatility Index, Expiration: 11/17/2021, Exercise Price: $20.00	$6,504,000	570,000
2,000	CBOE Volatility Index, Expiration: 11/17/2021, Exercise Price: $25.00	3,252,000	155,000
10,000	Energy Select Sector SPDR Fund, Expiration: 11/19/2021, Exercise Price: $60.00	57,470,000	645,000
3,500	Invesco QQQ Trust Series 1, Expiration: 12/17/2021, Exercise Price: $385.00	135,138,500	3,746,750
3,500	Invesco QQQ Trust Series 1, Expiration: 12/17/2021, Exercise Price: $390.00	135,138,500	2,744,000

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (d) — 5.8% (Continued)
	Call Options — 5.2% (Continued)
12,000	Las Vegas Sands Corporation, Expiration: 03/18/2022, Exercise Price: $42.00	$46,572,000	$3,396,000
500	S&P 500 Index, Expiration: 11/19/2021, Exercise Price: $4,500.00	230,269,000	6,550,000
2,750	S&P 500 Index, Expiration: 12/17/2021, Exercise Price: $4,650.00	1,266,479,500	17,077,500
6,100	SPDR S&P Oil & Gas Exploration & Production ETF, Expiration: 01/21/2022, Exercise Price: $110.00	64,879,600	4,056,500
7,700	Walt Disney Company, Expiration: 01/21/2022, Exercise Price: $180.00	130,183,900	3,195,500
			42,136,250
	Put Options — 0.6%
2,900	iShares iBoxx $ Investment Grade Corporate Bond ETF, Expiration: 01/21/2022, Exercise Price: $130.00	38,709,200	301,600

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Schedule of Investments
October 31, 2021 (Unaudited) (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (d) — 5.8% (Continued)
	Put Options — 0.6% (Continued)
620	S&P 500 Index, Expiration: 12/17/2021, Exercise Price: $4,560.00	$285,533,560	$4,851,500
			5,153,100
	TOTAL PURCHASED OPTIONS (Cost $38,402,646)		47,289,350
	Total Investments (Cost $785,872,308) — 96.5%		789,071,746
	Other Assets in Excess of Liabilities — 3.5%		28,338,731
	TOTAL NET ASSETS — 100.0%		$817,410,477

Percentages are stated as a percent of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 9 in Notes to Financial Statements.

(b)	Affiliated Exchange Traded Fund. See Note 5 in Notes to Financial Statements.
(c)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Schedule of Written Options
October 31, 2021 (Unaudited)

Contracts	Security Description	Notional Value	Value
	WRITTEN OPTIONS (a) — (0.1)%
	Call Options — (0.1)%
(4,000)	November 21 Cboe Volatility Index, Expiration: 11/17/2021, Exercise Price: $35.00	$(6,504,000)	$(130,000)
(2,000)	November 21 Cboe Volatility Index, Expiration: 11/17/2021, Exercise Price: $50.00	(3,252,000)	(25,000)
(10,000)	Energy Select Sector SPDR Fund, Expiration: 11/19/2021, Exercise Price: $65.00	(57,470,000)	(110,000)
(2,500)	SPDR S&P Oil & Gas Exploration & Production ETF, Expiration: 01/21/2022, Exercise Price: $140.00	(26,590,000)	(251,250)
			(516,250)
	Put Options — (0.0)% (b)
(2,900)	iShares iBoxx $ Investment Grade Corporate Bond ETF, Expiration: 01/21/2022, Exercise Price: $120.00	$(38,709,200)	$(68,150)
	TOTAL WRITTEN OPTIONS (Premiums Received $901,916)		$(584,400)

(a)	Exchange traded.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Schedule of Investments
October 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.1%
	Basic Materials — 2.6%
4,854	Linde plc	$1,549,397
53,875	Newmont Corporation	2,909,250
10,815	Sherwin-Williams Company	3,424,137
		7,882,784
	Communications — 13.5%
4,432	Alphabet, Inc. - Class C (a)	13,142,697
3,327	Amazon.com, Inc. (a)	11,220,074
1,442	Booking Holdings, Inc. (a)	3,490,765
50,348	Comcast Corporation - Class A	2,589,398
18,140	Meta Platforms, Inc. - Class A (a)	5,869,560
5,611	Netflix, Inc. (a)	3,873,329
		40,185,823
	Consumer, Cyclical — 11.5%
1,029	AutoZone, Inc. (a)	1,836,600
37,743	Carnival Corporation (a)	836,385
19,366	Darden Restaurants, Inc.	2,791,415
70,242	Delta Air Lines, Inc. (a)	2,748,570
22,202	Dollar General Corporation	4,918,187
17,115	Hilton Worldwide Holdings, Inc. (a)	2,463,704
8,043	Home Depot, Inc.	2,989,905
879	NVR, Inc. (a)	4,302,529
8,966	Pool Corporation	4,618,925
2,146	Tesla, Inc. (a)	2,390,644
14,469	Toyota Motor Corporation - ADR	2,554,791
12,552	Walmart, Inc.	1,875,520
		34,327,175
	Consumer, Non-cyclical — 19.0%
37,970	Abbott Laboratories	4,893,953
9,499	Amgen, Inc.	1,966,008
7,066	Charles River Laboratories International, Inc. (a)	3,170,373
6,923	Chemed Corporation	3,338,617
7,337	Cintas Corporation	3,177,655
30,977	Edwards Lifesciences Corporation (a)	3,711,664
8,946	Eli Lilly and Company	2,279,083
10,612	Intuitive Surgical, Inc. (a)	3,832,312
24,884	Johnson & Johnson	4,053,106
14,529	PayPal Holdings, Inc. (a)	3,379,300
22,352	PepsiCo, Inc.	3,612,083
17,505	Procter & Gamble Company	2,503,040
4,967	S&P Global, Inc.	2,355,153
6,980	Thermo Fisher Scientific, Inc.	4,418,829
14,337	UnitedHealth Group, Inc.	6,601,758
14,317	Zoetis, Inc.	3,095,335
		56,388,269
	COMMON STOCKS — 99.1% (Continued)
	Energy — 3.0%
16,718	Chevron Corporation	$1,914,044
21,614	Diamondback Energy, Inc.	2,316,805
19,384	EOG Resources, Inc.	1,792,244
15,694	Pioneer Natural Resources Company	2,934,464
		8,957,557
	Financial — 15.4%
74,669	Bank of America Corporation	3,567,685
15,246	Berkshire Hathaway, Inc. - Class B (a)	4,375,754
48,958	Charles Schwab Corporation	4,016,025
17,648	Chubb, Ltd.	3,448,066
14,953	First Republic Bank/CA	3,234,783
113,421	Host Hotels & Resorts, Inc. (a)	1,908,875
30,230	Intercontinental Exchange, Inc.	4,185,646
31,031	JPMorgan Chase & Company	5,271,857
12,662	Mastercard, Inc. - Class A	4,248,354
8,950	PNC Financial Services Group, Inc.	1,888,719
25,666	Progressive Corporation	2,435,190
12,047	Sun Communities, Inc.	2,360,971
22,137	Visa, Inc. - Class A	4,687,952
		45,629,877
	Industrial — 6.6%
55,300	Carrier Global Corporation	2,888,319
19,241	Caterpillar, Inc.	3,925,356
10,113	FedEx Corporation	2,381,915
10,775	Lockheed Martin Corporation	3,580,748
47,561	Otis Worldwide Corporation	3,819,624
17,682	Raytheon Technologies Corporation	1,571,223
5,581	Union Pacific Corporation	1,347,253
		19,514,438
	Technology — 26.0% (b)
7,773	Accenture plc - Class A	2,788,875
8,191	Adobe, Inc. (a)	5,327,099
119,670	Apple, Inc.	17,926,566
3,835	ASML Holding NV - NY	3,117,395
11,623	Entegris, Inc.	1,636,286
29,963	Fidelity National Information Services, Inc.	3,318,103
6,047	Lam Research Corporation	3,407,908
57,315	Microsoft Corporation	19,006,800
19,368	NVIDIA Corporation	4,951,816
10,988	Roper Technologies, Inc.	5,360,715
14,414	salesforce.com, Inc. (a)	4,319,732
30,721	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	3,492,978

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Schedule of Investments
October 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.1% (Continued)
	Technology — 26.0% (b) (Continued)
14,253	Take-Two Interactive Software, Inc. (a)	$2,579,793
		77,234,066
	Utilities — 1.5%
52,385	NextEra Energy, Inc.	4,470,012
	TOTAL COMMON STOCKS (Cost $219,136,873)	294,590,001

Contracts		Notional Amount
	PURCHASED OPTIONS (c) — 0.5%
	Call Options — 0.3%
1,000	CBOE Volatility Index, Expiration: 11/17/2021, Exercise Price: $20.00	$1,626,000	142,500
1,500	CBOE Volatility Index, Expiration: 11/17/2021, Exercise Price: $25.00	2,439,000	116,250
70	S&P 500 Index, Expiration: 11/19/2021, Exercise Price: $4,525.00	32,237,660	771,400
			1,030,150

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (c) — 0.5% (Continued)
	Put Options — 0.2%
1,000	S&P 500 Index, Expiration: 11/19/2021, Exercise Price: $3,100.00	$460,538,000	$42,500
200	S&P 500 Index, Expiration: 11/19/2021, Exercise Price: $4,450.00	92,107,600	419,000
			461,500
	TOTAL PURCHASED OPTIONS (Cost $1,887,596)		1,491,650
	Total Investments (Cost $221,024,469) — 99.6%		296,081,651
	Other Assets in Excess of Liabilities — 0.4%		1,049,210
	TOTAL NET ASSETS — 100.0%		$297,130,861

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

(c)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Schedule of Written Options
October 31, 2021 (Unaudited)

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) — (0.1)%
	Call Options — (0.1)%
(1,000)	CBOE Volatility Index, Expiration: 11/17/2021, Exercise Price: $35.00	$(1,626,000)	$(32,500)
(1,500)	CBOE Volatility Index, Expiration: 11/17/2021, Exercise Price: $50.00	(2,439,000)	(18,750)
(70)	S&P 500 Index, Expiration: 11/19/2021, Exercise Price: $4,625.00	(32,237,660)	(276,150)
			(327,400)
	Put Options — (0.0)% (b)
(200)	S&P 500 Index, Expiration: 11/19/2021, Exercise Price: $4,150.00	$(92,107,600)	$(106,000)
	TOTAL WRITTEN OPTIONS (Premiums Received $380,892)		$(433,400)

(a)	Exchange traded.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Schedule of Investments
October 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Basic Materials — 3.4%
101,257	Hudbay Minerals, Inc.	$704,749
13,772	Minerals Technologies, Inc.	976,986
10,098	Reliance Steel & Aluminum Company	1,475,924
67,036	Valvoline, Inc.	2,276,542
		5,434,201
	Communications — 2.9%
62,720	AudioCodes, Ltd.	2,222,797
20,654	Shutterstock, Inc.	2,502,232
		4,725,029
	Consumer, Cyclical — 15.0%
9,431	Allegiant Travel Company (a)	1,652,971
33,517	Boyd Gaming Corporation (a)	2,137,714
9,988	Churchill Downs, Inc.	2,297,240
23,002	Dolby Laboratories, Inc. - Class A	2,032,227
39,713	KB Home	1,594,477
7,326	Marriott Vacations Worldwide Corporation	1,151,794
32,037	MDC Holdings, Inc.	1,569,172
27,729	RCI Hospitality Holdings, Inc.	1,880,026
8,565	Scotts Miracle-Gro Company	1,271,560
24,173	SkyWest, Inc. (a)	1,040,164
24,501	Texas Roadhouse, Inc.	2,175,934
16,370	Thor Industries, Inc.	1,669,085
14,117	Travel + Leisure Company	767,118
5,334	Watsco, Inc.	1,544,620
59,398	Wendy’s Company	1,324,575
		24,108,677
	Consumer, Non-cyclical — 14.0%
24,598	Booz Allen Hamilton Holding Corporation	2,136,582
7,107	Chemed Corporation	3,427,351
22,881	Ensign Group, Inc.	1,784,947
40,054	EVERTEC, Inc.	1,810,841
26,664	ICF International, Inc.	2,679,466
46,600	Kforce, Inc.	3,017,816
41,998	Select Medical Holdings Corporation	1,395,174
48,396	Turning Point Brands, Inc.	1,847,275
23,120	US Physical Therapy, Inc.	2,493,723
8,628	WD-40 Company	1,958,556
		22,551,731
	Energy — 10.1%
77,240	Atlantica Sustainable Infrastructure plc	3,039,394
70,211	Brigham Minerals, Inc. - Class A	1,627,491
62,476	Helmerich & Payne, Inc.	1,939,255
116,274	Kimbell Royalty Partners LP	1,754,575
	COMMON STOCKS — 99.5% (Continued)
	Energy — 10.1% (Continued)
25,844	NextEra Energy Partners LP	$2,230,337
16,130	Oasis Petroleum, Inc.	1,945,278
1,239	Texas Pacific Land Corporation	1,578,077
100,385	Viper Energy Partners LP	2,213,489
		16,327,896
	Financial — 30.1% (b)
104,884	City Office REIT, Inc.	1,989,649
23,100	Community Healthcare Trust, Inc.	1,105,104
19,122	CyrusOne, Inc.	1,568,386
12,569	EastGroup Properties, Inc.	2,485,897
46,694	Enterprise Financial Services Corporation	2,195,552
69,574	Essential Properties Realty Trust, Inc.	2,072,609
19,134	First Interstate BancSystem, Inc. - Class A	795,400
38,746	Four Corners Property Trust, Inc.	1,123,634
49,254	German American Bancorp, Inc.	1,941,593
33,130	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,001,052
11,781	Hanover Insurance Group, Inc.	1,484,406
9,561	Hingham Institution for Savings	3,453,816
39,644	Home BancShares, Inc./AR	941,941
84,352	Ladder Capital Corporation	1,012,224
29,680	Lakeland Financial Corporation	2,133,102
22,079	National Storage Affiliates Trust	1,379,054
19,829	NexPoint Residential Trust, Inc.	1,404,290
33,358	Preferred Bank	2,287,358
9,200	Primerica, Inc.	1,547,808
72,113	Seacoast Banking Corporation of Florida	2,627,077
20,109	ServisFirst Bancshares, Inc.	1,614,954
35,422	Stock Yards Bancorp, Inc.	2,169,598
63,750	UMH Properties, Inc.	1,526,175
32,801	Washington Trust Bancorp, Inc.	1,792,903
78,651	West BanCorp, Inc.	2,493,237
28,671	Western Alliance Bancorp	3,328,416
		48,475,235
	Industrial — 17.5%
15,895	AptarGroup, Inc.	1,919,798
40,800	Arcosa, Inc.	2,110,584
10,730	Carlisle Companies, Inc.	2,391,931
17,594	Comfort Systems USA, Inc.	1,609,323
14,980	Encore Wire Corporation	2,008,219
55,816	Federal Signal Corporation	2,389,483
27,194	Forward Air Corporation	2,734,629
10,472	Hubbell, Inc.	2,087,803

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Schedule of Investments
October 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Industrial — 17.5% (Continued)
9,358	Kadant, Inc.	$2,078,599
13,820	Landstar System, Inc.	2,429,694
19,332	Owens Corning	1,805,802
17,079	Tetra Tech, Inc.	3,000,097
20,625	UFP Industries, Inc.	1,687,744
		28,253,706
	Technology — 5.1%
11,552	Jack Henry & Associates, Inc.	1,923,177
93,383	Magic Software Enterprises, Ltd.	2,033,882
12,733	MKS Instruments, Inc.	1,910,587
24,139	TTEC Holdings, Inc.	2,278,480
		8,146,126
	Utilities — 1.4%
36,488	California Water Service Group	2,221,389
	TOTAL COMMON STOCKS (Cost $136,297,988)	160,243,990
	Total Investments (Cost $136,297,988) — 99.5%	160,243,990
	Other Assets in Excess of Liabilities — 0.5%	809,669
	TOTAL NET ASSETS — 100.0%	$161,053,659

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

International Drawdown Managed Equity ETF

Schedule of Investments
October 31, 2021 (Unaudited)

Shares	Security Description		Value
	EXCHANGE TRADED FUNDS — 99.4% (a)
	Developed Market Equity — 71.4%
1,761,940	SPDR Portfolio Developed World ex-US ETF (b)		$65,826,078

	Emerging Market Equity — 28.0%
509,871	Vanguard FTSE Emerging Markets ETF (b)		25,830,065
	TOTAL EXCHANGE TRADED FUNDS (Cost $91,912,321)		91,656,143

Contracts		Notional Amount
	PURCHASED OPTIONS (c) — 0.3%
	Call Options — 0.1%
850	iShares China Large-Cap ETF, Expiration: 11/19/2021, Exercise Price: $42.00	$3,428,050	22,950
2,500	iShares MSCI Emerging Markets ETF, Expiration: 12/31/2021, Exercise Price: $54.00	12,730,000	75,000
			97,950

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (c) — 0.3% (Continued)
	Put Options — 0.2%
3,500	iShares MSCI EAFE ETF, Expiration: 11/19/2021, Exercise Price: $77.00	$28,171,500	$63,000
2,200	iShares MSCI Emerging Markets ETF, Expiration: 11/19/2021, Exercise Price: $50.00	11,202,400	104,500
			167,500
	TOTAL PURCHASED OPTIONS (Cost $954,389)		265,450
	Total Investments (Cost $92,866,710) — 99.7%		91,921,593
	Other Assets in Excess of Liabilities — 0.3%		250,522
	TOTAL NET ASSETS — 100.0%		$92,172,115

Percentages are stated as a percent of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 9 in Notes to Financial Statements.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

International Drawdown Managed Equity ETF

Schedule of Written Options
October 31, 2021 (Unaudited)

Contracts	Security Description	Notional Value	Value
	WRITTEN OPTIONS (a) — (0.1)%
	Call Options — (0.0)% (b)
(2,500)	iShares MSCI Emerging Markets ETF, Expiration: 12/31/2021, Exercise Price: $58.00	$(12,730,000)	$(22,500)
			(22,500)
	Put Options — (0.1)%
(3,500)	iShares MSCI EAFE ETF, Expiration: 11/19/2021, Exercise Price: $72.00	$(28,171,500)	$(24,500)
(2,200)	iShares MSCI Emerging Markets ETF, Expiration: 11/19/2021, Exercise Price: $46.00	(11,202,400)	(16,500)
			(41,000)
	TOTAL WRITTEN OPTIONS (Premiums Received $254,015)		$(63,500)

(a)	Exchange traded.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Assets and Liabilities

October 31, 2021 (Unaudited)

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF	International Drawdown Managed Equity ETF
ASSETS
Investments in unaffiliated securities, at value*	$318,728,771	$47,289,350	$296,081,651	$160,243,990	$91,921,593
Investments in affiliated securities, at value*	—	741,782,396	—	—	—
Cash	340,965	7,078,399	610,958	1,608,668	289,717
Receivable for capital shares sold	1,582,365	4,402,635	4,189,810	—	—
Receivable for securities sold	624,061	4,116,989	—	—	—
Deposit at broker for options	516,422	22,654,018	882,162	—	67,546
Dividends receivable	279,270	—	140,231	91,044	—
Restricted cash for options	223,538	—	—	—	—
Total assets	322,295,392	827,323,787	301,904,812	161,943,702	92,278,856

LIABILITIES
Written options, at value (premiums received, $930,670, $901,916 $380,892, $0, and $254,015)	1,853,967	584,400	433,400	—	63,500
Payable for securities purchased	2,152,470	8,851,126	4,153,543	—	—
Management fees payable	201,800	477,784	187,008	102,224	43,241
Payable to custodian	—	—	—	787,819	—
Total liabilities	4,208,237	9,913,310	4,773,951	890,043	106,741

NET ASSETS	$318,087,155	$817,410,477	$297,130,861	$161,053,659	$92,172,115

Net Assets Consist of:
Paid-in capital	$274,486,141	$806,066,943	$264,473,633	$136,020,920	$92,862,690
Total distributable earnings (accumulated deficit)	43,601,014	11,343,534	32,657,228	25,032,739	(690,575)
Net assets	$318,087,155	$817,410,477	$297,130,861	$161,053,659	$92,172,115

Net Asset Value:
Net assets	$318,087,155	$817,410,477	$297,130,861	$161,053,659	$92,172,115
Shares outstanding^	10,050,000	27,850,000	7,091,755	4,675,000	3,700,000
Net asset value, offering and redemption price per share	$31.65	$29.35	$41.90	$34.45	$24.91

* Identified Cost:
Investment in unaffiliated securities	$252,965,758	$38,402,646	$221,024,469	$136,297,988	$92,866,710
Investment in affiliated securities	—	747,469,662	—	—	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Operations

For the Six-Months/Period Ended October 31, 2021 (Unaudited)

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF	International Drawdown Managed Equity ETF(1)
INCOME
Dividends from unaffiliated investments (2)	$1,764,707	$128,470	$1,304,435	$1,148,473	$219,867
Dividends from affiliated investments	—	5,073,751	—	—	—
Total investment income	1,764,707	5,202,221	1,304,435	1,148,473	219,867

EXPENSES
Management fees	999,624	2,607,753	1,008,785	504,079	109,151
Interest expense	958	20,908	319	—	103
Total expenses	1,000,582	2,628,661	1,009,104	504,079	109,254
Net investment income (loss)	764,125	2,573,560	295,331	644,394	110,613

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	(6,548,015)	(5,704,925)	(1,328,410)	4,540,106	(98,096)
Investments in affiliated securities	—	323,202	—	—	—
Written options	3,303,294	637,903	3,240,055	—	51,510
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	21,281,047	9,926,894	18,645,168	1,841,228	(945,117)
Investments in affiliated securities	—	(7,547,309)	—	—	—
Written options	(1,210,097)	759,041	(280,434)	—	190,515
Net realized and unrealized gain (loss) on investments	16,826,229	(1,605,194)	20,276,379	6,381,334	(801,188)
Net increase (decrease) in net assets resulting from operations	$17,590,354	$968,366	$20,571,710	$7,025,728	$(690,575)

(1)	The Fund commenced operations on July 22, 2021. The information presented is from July 22, 2021 to October 31, 2021.
(2)	Net of foreign taxes withheld of $0, $0, $4,368, $15,586, and $0 respectively.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Statements of Changes in Net Assets

	Six-Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
OPERATIONS
Net investment income (loss)	$764,125	$1,549,485
Net realized gain (loss) on investments and written options	(3,244,721)	(10,089,648)
Change in unrealized appreciation (depreciation) on investments and written options	20,070,950	42,343,475
Net increase (decrease) in net assets resulting from operations	17,590,354	33,803,312

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(730,250)	(1,454,907)
Total distributions to shareholders	(730,250)	(1,454,907)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	102,499,835	65,756,530
Payments for shares redeemed	(3,014,720)	(9,332,665)
Net increase (decrease) in net assets derived from capital share transactions (a)	99,485,115	56,423,865
Net increase (decrease) in net assets	$116,345,219	$88,772,270

NET ASSETS
Beginning of period/year	$201,741,936	$112,969,666
End of period/year	$318,087,155	$201,741,936

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	3,350,000	2,450,000
Shares redeemed	(100,000)	(350,000)
Net increase (decrease)	3,250,000	2,100,000

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Statements of Changes in Net Assets

	Six-Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
OPERATIONS
Net investment income (loss)	$2,573,560	$5,065,214
Net realized gain (loss) on investments and written options	(4,743,820)	15,273,873
Change in unrealized appreciation (depreciation) on investments and written options	3,138,626	(2,599,092)
Net increase (decrease) in net assets resulting from operations	968,366	17,739,995

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,612,463)	(27,066,131)
Total distributions to shareholders	(2,612,463)	(27,066,131)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	202,115,935	425,007,540
Payments for shares redeemed	(39,424,835)	(19,346,640)
Net increase (decrease) in net assets derived from capital share transactions (a)	162,691,100	405,660,900
Net increase (decrease) in net assets	$161,047,003	$396,334,764

NET ASSETS
Beginning of period/year	$656,363,474	$260,028,710
End of period/year	$817,410,477	$656,363,474

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	6,850,000	14,150,000
Shares redeemed	(1,350,000)	(650,000)
Net increase (decrease)	5,500,000	13,500,000

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Statements of Changes in Net Assets

	Six-Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
OPERATIONS
Net investment income (loss)	$295,331	$510,194
Net realized gain (loss) on investments and written options	1,911,645	(4,593,838)
Change in unrealized appreciation (depreciation) on investments and written options	18,364,734	47,892,841
Net increase (decrease) in net assets resulting from operations	20,571,710	43,809,197

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(337,404)	(604,958)
Return of capital	—	(49,223)
Total distributions to shareholders	(337,404)	(654,181)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	56,567,580	58,663,075
Payments for shares redeemed	(2,004,400)	(10,734,185)
Net increase (decrease) in net assets derived from capital share transactions (a)	54,563,180	47,928,890
Net increase (decrease) in net assets	$74,797,486	$91,083,906

NET ASSETS
Beginning of period/year	$222,333,375	$131,249,469
End of period/year	$297,130,861	$222,333,375

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,400,000	1,700,000
Shares redeemed	(50,000)	(300,000)
Net increase (decrease)	1,350,000	1,400,000

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Statements of Changes in Net Assets

	Six-Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
OPERATIONS
Net investment income (loss)	$644,394	$500,539
Net realized gain (loss) on investments	4,540,106	4,133,180
Change in unrealized appreciation (depreciation) on investments	1,841,228	27,115,173
Net increase (decrease) in net assets resulting from operations	7,025,728	31,748,892

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(567,160)	(500,479)
Return of capital	—	(88,541)
Total distributions to shareholders	(567,160)	(589,020)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	49,601,820	34,911,667
Payments for shares redeemed	(1,666,605)	(3,804,595)
Net increase (decrease) in net assets derived from capital share transactions (a)	47,935,215	31,107,072
Net increase (decrease) in net assets	$54,393,783	$62,266,944

NET ASSETS
Beginning of period/year	$106,659,876	$44,392,932
End of period/year	$161,053,659	$106,659,876

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,500,000	1,225,000
Shares redeemed	(50,000)	(175,000)
Net increase (decrease)	1,450,000	1,050,000

The accompanying notes are an integral part of these financial statements.

International Drawdown Managed Equity ETF

Statement of Changes in Net Assets

Period Ended October 31, 2021 (Unaudited) (1)
OPERATIONS
Net investment income (loss)	$110,613
Net realized gain (loss) on investments and written options	(46,586)
Change in unrealized appreciation (depreciation) on investments and written options	(754,602)
Net increase (decrease) in net assets resulting from operations	(690,575)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	92,862,690
Payments for shares redeemed	—
Net increase (decrease) in net assets derived from capital share transactions (a)	92,862,690
Net increase (decrease) in net assets	$92,172,115

NET ASSETS
Beginning of period	$—
End of period	$92,172,115

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	3,700,000
Shares redeemed	—
Net increase (decrease)	3,700,000

(1)	The Fund commenced operations on July 22, 2021. The information presented is from July 22, 2021 to October 31, 2021.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Period Ended April 30, 2020(1)
Net asset value, beginning of period/year	$29.67		$24.04	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.09		0.27	0.49
Net realized and unrealized gain (loss) on investments (3)	1.97		5.61	(1.01)
Total from investment operations	2.06		5.88	(0.52)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.08)		(0.25)	(0.44)
Total distributions to shareholders	(0.08)		(0.25)	(0.44)
Net asset value, end of period/year	$31.65		$29.67	$24.04
Total return	6.97	%(4)	24.57%	-2.14	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$318,087		$201,742	$112,970

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(5)	0.79%	0.79	%(5)
Net investment income (loss) to average net assets	0.60	%(5)	0.99%	2.46	%(5)
Portfolio turnover rate (6)	16	%(4)	46%	170	%(4)

(1)	Commencement of operations on July 9, 2019.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended October 31, 2021 (Unaudited)		Year Ended April 30,			Period Ended April 30, 2019(1)
			2021		2020
Net asset value, beginning of period/year	$29.37		$29.38		$26.51	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)(3)	0.10		0.32		0.55	0.35
Net realized and unrealized gain (loss) on investments (4)	(0.02)		1.31		3.14	1.90
Total from investment operations	0.08		1.63		3.69	2.25

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.10)		(0.33)		(0.50)	(0.27)
Net realized gain	—		(1.31)		(0.32)	(0.47)
Total distributions to shareholders	(0.10)		(1.64)		(0.82)	(0.74)
Net asset value, end of period/year	$29.35		$29.37		$29.38	$26.51
Total return	0.26	%(5)	5.62%		14.12%	9.23	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$817,410		$656,363		$260,029	$104,695

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (6)	0.70	%(7)(8)	0.70	%(8)	0.69%	0.69	%(7)
Net investment income (loss) to average net assets (3)	0.68	%(7)	1.07%		1.97%	1.86	%(7)
Portfolio turnover rate (9)	26	%(5)	28%		78%	21	%(5)

(1)	Commencement of operations on August 7, 2018.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(4)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(5)	Not annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.
(7)	Annualized.
(8)	Includes broker interest expense of 0.01%.
(9)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended October 31, 2021 (Unaudited)		Year Ended April 30,				Period Ended April 30, 2017(1)
			2021	2020	2019	2018
Net asset value, beginning of period/year	$38.72		$30.23	$29.82	$32.49	$26.57	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.05		0.10	0.28	0.29	0.05	0.28
Net realized and unrealized gain (loss) on investments (3)	3.18		8.52	0.39	(2.72)	5.97	1.47
Total from investment operations	3.23		8.62	0.67	(2.43)	6.02	1.75

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.05)		(0.12)	(0.26)	(0.24)	(0.10)	(0.18)
Return of capital	—		(0.01)	—	—	—	—
Total distributions to shareholders	(0.05)		(0.13)	(0.26)	(0.24)	(0.10)	(0.18)
Net asset value, end of period/year	$41.90		$38.72	$30.23	$29.82	$32.49	$26.57
Total return	8.34	%(4)	28.59%	2.27%	-7.46%	22.68%	7.01	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$297,131		$222,333	$131,249	$70,065	$56,866	$33,214

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(5)	0.79%	0.79%	0.79%	0.79%	0.79	%(5)
Net investment income (loss) to average net assets	0.23	%(5)	0.29%	0.94%	0.91%	0.17%	1.21	%(5)
Portfolio turnover rate (6)	15	%(4)	48%	230%	321%	124%	144	%(4)

(1)	Commencement of operations on June 8, 2016.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended October 31, 2021 (Unaudited)		Year Ended April 30,		Period Ended April 30, 2019(1)
			2021	2020
Net asset value, beginning of period/year	$33.07		$20.41	$25.00	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.17		0.21	0.48	0.38
Net realized and unrealized gain (loss) on investments (3)	1.35		12.69	(4.53)	(0.08)
Total from investment operations	1.52		12.90	(4.05)	0.30

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.14)		(0.20)	(0.49)	(0.30)
Return of capital	—		(0.04)	(0.05)	—
Total distributions to shareholders	(0.14)		(0.24)	(0.54)	(0.30)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—		—	0.00 (4)	0.00	(4)

Net asset value, end of period/year	$34.45		$33.07	$20.41	$25.00
Total return	4.62	%(5)	63.49%	-16.46%	1.34	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$161,054		$106,660	$44,393	$46,877

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(6)	0.79%	0.79%	0.79	%(6)
Net investment income (loss) to average net assets	1.01	%(6)	0.77%	1.94%	2.01	%(6)
Portfolio turnover rate (7)	29	%(5)	65%	56%	31	%(5)

(1)	Commencement of operations on July 17, 2018.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Represents less than $0.005. See Note 8.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

International Drawdown Managed Equity ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended October 31, 2021(1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)(3)	0.04
Net realized and unrealized gain (loss) on investments (4)	(0.13)
Total from investment operations	(0.09)

Net asset value, end of period	$24.91
Total return	-0.35	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$92,172

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (6)	0.59	%(7)
Net investment income (loss) to average net assets (3)	0.59	%(7)
Portfolio turnover rate (8)	0	%(5)

(1)	Commencement of operations on July 22, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(4)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(5)	Not annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.
(7)	Annualized.
(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Notes to Financial Statements

October 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Aptus Collared Income Opportunity ETF and International Drawdown Managed Equity ETF are each a non-diversified series and Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF and Opus Small Cap Value ETF are each a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Aptus Collared Income Opportunity ETF commenced operations on July 9, 2019, and its investment objective is to seek current income and capital appreciation. Aptus Drawdown Managed Equity ETF commenced operations on June 8, 2016, and its investment objective is to seek capital appreciation with downside protection. Aptus Defined Risk ETF commenced operations on August 7, 2018, and its investment objective is to seek current income and capital appreciation. Opus Small Cap Value ETF commenced operations on July 17, 2018, and its investment objective is to seek capital appreciation. International Drawdown Managed Equity ETF commenced operations on July 22, 2021, and its investment objective is to seek capital appreciation with downside protection.

The end of the reporting period for the Funds is October 31, 2021 and the period covered by these Notes to Financial Statements is the period from May 1, 2021 to October 31, 2021 for Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Equity ETF and Opus Small Cap Value ETF and the period from July 22, 2021 through October 31, 2021 for International Drawdown Managed Equity ETF (each, respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Aptus ETFs

Notes to Financial Statements
October 31, 2021 (Unaudited) (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Aptus Collared Income Opportunity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$317,145,121	$—	$—	$317,145,121
Purchased Options	—	1,583,650	—	1,583,650
Total Investments in Securities	$317,145,121	$1,583,650	$—	$318,728,771

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$1,853,967	$—	$1,853,967
Total Written Options	$—	$1,853,967	$—	$1,853,967

^	See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

Aptus Defined Risk ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$741,782,396	$—	$—	$741,782,396
Purchased Options	—	47,289,350	—	47,289,350
Total Investments in Securities	$741,782,396	$47,289,350	$—	$789,071,746

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$584,400	$—	$584,400
Total Written Options	$—	$584,400	$—	$584,400

^	See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

Aptus ETFs

Notes to Financial Statements
October 31, 2021 (Unaudited) (Continued)

Aptus Drawdown Managed Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$294,590,001	$—	$—	$294,590,001
Purchased Options	—	1,491,650	—	1,491,650
Total Investments in Securities	$294,590,001	$1,491,650	$—	$296,081,651

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$433,400	$—	$433,400
Total Written Options	$—	$433,400	$—	$433,400

^	See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

Opus Small Cap Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$160,243,990	$—	$—	$160,243,990
Total Investments in Securities	$160,243,990	$—	$—	$160,243,990

^	See Schedule of Investments for breakout of investments by sector classification.

International Drawdown Managed Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$91,656,143	$—	$—	$91,656,143
Purchased Options	—	265,450	—	265,450
Total Investments in Securities	$91,656,143	$265,450	$—	$91,921,593

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$63,500	$—	$63,500
Total Written Options	$—	$63,500	$—	$63,500

^	See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

Aptus ETFs

Notes to Financial Statements
October 31, 2021 (Unaudited) (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid at least annually. Distributions to shareholders from net realized gains are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatment for redemptions in-kind. During the fiscal year ended April 30, 2021, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Aptus Collared Income Opportunity ETF	$(2,241,599)	$2,241,599
Aptus Defined Risk ETF	(702,319)	702,319
Aptus Drawdown Managed Equity ETF	(3,196,937)	3,196,937
Opus Small Cap Value ETF	(421,941)	421,941
International Drawdown Managed Equity	N/A	N/A

Aptus ETFs

Notes to Financial Statements
October 31, 2021 (Unaudited) (Continued)

During the fiscal year ended April 30, 2021, the following table shows the reclassifications made:, the Funds realized the following in net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Gains/(Losses) from In-Kind Redemptions
Aptus Collared Income Opportunity ETF	$2,241,599
Aptus Defined Risk ETF	702,319
Aptus Drawdown Managed Equity ETF	3,196,923
Opus Small Cap Value ETF	421,941
International Drawdown Managed Equity ETF	N/A

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, Aptus Drawdown Managed Equity ETF, Aptus Collared Income Opportunity ETF, and Opus Small Cap Value ETF each pay the Adviser an annual rate of 0.79% based on each Fund’s average daily net assets. Aptus Defined Risk ETF pays the Adviser an annual rate of 0.69% based on the Fund’s average daily net assets. International Drawdown Managed Equity ETF pays the Adviser an annual rate of 0.59% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

Aptus ETFs

Notes to Financial Statements
October 31, 2021 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding options, short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Collared Income Opportunity ETF	$40,855,639	$46,537,967
Aptus Defined Risk ETF	179,819,853	174,001,369
Aptus Drawdown Managed Equity ETF	38,938,882	44,773,860
Opus Small Cap Value ETF	37,816,626	37,649,547
International Drawdown Managed Equity ETF	2,478,591	308,118

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Aptus Collared Income Opportunity ETF	$101,361,597	$2,967,264
Aptus Defined Risk ETF	183,768,823	35,803,672
Aptus Drawdown Managed Equity ETF	56,165,788	1,978,678
Opus Small Cap Value ETF	49,127,254	1,647,892
International Drawdown Managed Equity ETF	89,743,347	—

NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Aptus Defined Risk ETF
Affiliated Issuer	Value at 4/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/2021
iShares iBonds Dec 2021 Term Corporate ETF	$82,766,954	$24,026,447	$(106,439,353)	$(677,504)	$323,456	$—
iShares iBonds Dec 2022 Term Corporate ETF	106,139,099	36,734,200	(6,540,696)	242,615	(1,202,533)	135,372,685
iShares iBonds Dec 2023 Term Corporate ETF	147,385,899	70,595,851	(9,890,880)	571,342	(2,376,071)	206,286,141
iShares iBonds Dec 2024 Term Corporate ETF	102,102,385	63,282,914	(6,295,078)	151,858	(1,661,765)	157,580,314
iShares iBonds Dec 2025 Term Corporate ETF	100,739,516	73,558,270	(7,052,193)	54,414	(1,755,483)	165,544,524
iShares iBonds Dec 2026 Term Corporate ETF	—	81,083,205	(3,190,037)	(19,523)	(874,913)	76,998,732
	$539,133,853			$323,202	$(7,547,309)	$741,782,396

Aptus ETFs

Notes to Financial Statements
October 31, 2021 (Unaudited) (Continued)

Affiliated Issuer (Continued)	Shares Held at 10/31/2021	Dividend Income	Capital Gain Distributions from Underlying Funds
iShares iBonds Dec 2021 Term Corporate ETF	$—	$363,523	$—
iShares iBonds Dec 2022 Term Corporate ETF	5,359,172	978,434	—
iShares iBonds Dec 2023 Term Corporate ETF	7,970,871	1,519,327	—
iShares iBonds Dec 2024 Term Corporate ETF	6,032,937	1,043,436	—
iShares iBonds Dec 2025 Term Corporate ETF	6,209,472	1,048,900	—
iShares iBonds Dec 2026 Term Corporate ETF	2,932,168	120,131	—
		$5,073,751	$—

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at April 30, 2021 were as follows:

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF
Tax cost of investments	$157,982,302	$625,306,538	$165,644,447	$84,256,779
Gross tax unrealized appreciation	$46,327,117	$5,150,725	$57,411,847	$22,908,850
Gross tax unrealized depreciation	(2,460,526)	(4,850,120)	(767,537)	(837,038)
Net tax unrealized appreciation (depreciation)	43,866,591	300,605	56,644,310	22,071,812
Undistributed ordinary Income	120,814	12,687,026	—	—
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(17,246,495)	—	(44,221,388)	(3,497,641)
Distributable earnings (accumulated deficit)	$26,740,910	$12,987,631	$12,422,922	$18,574,171

*	International Drawdown Managed Equity ETF commenced operations after April 30, 2021 and therefore does not appear in this table.

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2021, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of April 30, 2021, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Aptus Collared Income Opportunity ETF	$2,171,578	$7,557,894
Aptus Defined Risk ETF	—	—
Aptus Drawdown Managed Equity ETF	35,470,960	8,750,428
Opus Small Cap Value ETF	2,213,390	1,284,351
International Drawdown Managed Equity ETF	N/A	N/A

Aptus ETFs

Notes to Financial Statements
October 31, 2021 (Unaudited) (Continued)

During the fiscal year ended April 30, 2021, Opus Small Cap Value ETF utilized $3,007,989 of short-term and $736,160 of long-term capital loss carryforward that was available as of April 30, 2020. Utilization of capital loss carryforwards acquired by Aptus Drawdown Managed Equity ETF in connection with the reorganization during the fiscal year ended April 30, 2020 will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the acquired fund may expire without being utilized. Additionally, for five years beginning after the closing date of the reorganization, the Fund will not be allowed to offset certain pre-reorganization built-in gains attributable to the acquired fund (if any) with capital loss carryforwards attributable to the Fund.

The tax character of distributions paid by the Funds during year ended April 30, 2021 and year/period ended April 30, 2020 was as follows:

	Year Ended April 30, 2021			Year/Period(1) Ended April 30, 2020
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Return of Capital
Aptus Collared Income Opportunity ETF	$1,454,907	$—	$—	$1,518,391	$—
Aptus Defined Risk ETF	24,142,128	2,924,003	—	5,108,936	—
Aptus Drawdown Managed Equity ETF	604,958	—	49,223	807,008	—
Opus Small Cap Value ETF	500,479	—	88,541	1,046,349	99,490
International Drawdown Managed Equity ETF	N/A	N/A	N/A	N/A	N/A

(1)	Information for Aptus Collared Income Opportunity ETF is for the period from July 9, 2019 to April 30, 2020.

NOTE 7 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

The Funds may purchase put options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, purchase call options on the Cboe Volatility Index®, or utilize a combination of purchased and written (sold) put options (known as a “spread”) to limit the Funds’ exposure to equity market declines. The Funds may write (sell) call options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, or utilize a combination of purchased and written (sold) call options (spread) to generate premium from such options.

Aptus Collared Income Opportunity ETF’s options collar strategy typically consists of two components: (i) selling covered call options on up to 100% of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same underlying equity securities or a U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities. The Fund seeks to generate income from the combination of dividends received from the equity securities held by the Fund and premiums received from the sale of options. Additionally, the Fund may purchase put options or utilize a combination of purchased and written (sold) put options (known as a “spread”) on one or more equity securities or a U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities.

Aptus Defined Risk ETF’s Equity Strategy seeks exposure to small-, mid-, and large-capitalization U.S. stocks by purchasing exchange-listed call options on approximately ten to twenty individual stocks or depositary receipts (the “Underlying Individual Equities”) or on one or more other ETFs that principally invest in U.S. equity securities (the “Underlying Equity ETFs”). The Fund may utilize a combination of purchased and written (sold) call options (known as a “spread”). Additionally, the Adviser seeks to limit the Fund’s exposure to equity market declines by purchasing exchange-listed put options on one or more broad-based indexes or ETFs that track a portfolio of U.S. equity securities (“Broad Market Puts”).

Aptus ETFs

Notes to Financial Statements
October 31, 2021 (Unaudited) (Continued)

Aptus Drawdown Managed Equity ETF seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options on individual equity securities or on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of U.S. equity securities (“Equity Puts”). In addition to purchasing Equity Puts, the Adviser may write (sell) Equity Puts. In addition to or in lieu of such Equity Puts, the Adviser may purchase call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Fund may purchase call options or a combination of purchased and written (sold) call options (known as a “spread”) on individual equity securities or on one or more equity indexes or ETFs.

International Drawdown Managed Equity ETF seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options, or utilizing a combination of purchased and written (sold) put options (known as a “spread”), on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of non-U.S. equity securities (together, “Equity Puts”). The reference asset for an option will generally reflect the overall equity market for emerging markets or developed markets outside the United States, the equity market of a particular region or country (other than the United States), or a particular depositary receipt held by the Fund. In addition to purchasing Equity Puts, the Adviser may write (sell) Equity Puts. The Adviser may also purchase call options or utilize call option spreads on the Cboe Volatility Index® (the “VIX Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time prices of S&P 500® Index call and put options.

When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

For financial statement purposes, cash held at the broker for options is included in the Statements of Assets and Liabilities as deposits at broker for written options. Broker interest paid by the Funds, if any, is included as interest expense in the Statements of Operations. As collateral for its written options, the Aptus Collared Income Opportunity ETF maintains segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash is included as restricted cash for options in the Statement of Assets and Liabilities. The Adviser may earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written

Aptus ETFs

Notes to Financial Statements
October 31, 2021 (Unaudited) (Continued)

call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Fund’s delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Fund’s purchase obligation.

The average monthly value of derivative activity during the current fiscal period was as follows:

Purchased Options	Average Value
Aptus Collared Income Opportunity ETF	$1,702,933
Aptus Defined Risk ETF	41,512,775
Aptus Drawdown Managed Equity ETF	1,543,713
International Drawdown Managed Equity ETF	284,952

Written Options
Aptus Collared Income Opportunity ETF	$(1,229,683)
Aptus Defined Risk ETF	(1,080,213)
Aptus Drawdown Managed Equity ETF	(479,638)
International Drawdown Managed Equity ETF	(299,271)

Due to the absence of a master netting agreement related to the Funds’ participation in purchasing and writing options, no additional offsetting disclosures have been made on behalf of the Funds.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, is as follows:

		Asset Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Income Opportunity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	$1,583,650
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	47,289,350
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	1,491,650
International Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	265,450

		Liability Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Income Opportunity ETF	Equity Contracts - Written Options	Written options, at value	$(1,853,967)
Aptus Defined Risk ETF	Equity Contracts - Written Options	Written options, at value	(584,400)
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	Written options, at value	(433,400)
International Drawdown Managed Equity ETF	Equity Contracts - Written Options	Written options, at value	(63,500)

Aptus ETFs

Notes to Financial Statements
October 31, 2021 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the current fiscal period were as follows:

Fund	Derivatives Investment Type	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Aptus Collared Income Opportunity ETF	Equity Contracts - Purchased Options	$(8,948,237	)*	$28,673	**
Aptus Collared Income Opportunity ETF	Equity Contracts - Written Options	3,303,294		(1,210,097)
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	(5,155,993	)*	9,497,743	**
Aptus Defined Risk ETF	Equity Contracts - Written Options	637,903		759,041
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	(8,332,784	)*	98,927	**
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	3,240,055		(280,434)
International Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	(96,594	)*	(688,939	)**
International Drawdown Managed Equity ETF	Equity Contracts - Written Options	51,510		190,515

*	Included in net realized gain (loss) on investments in unaffiliated securities as reported in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities as reported in the Statement of Operations.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF and International Drawdown Managed Risk ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Opus Small Cap Value ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF, and Opus Small Cap Value ETF is $250 and the standard fixed transaction fee for International Drawdown Managed Equity ETF is $500, each payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets.

Aptus ETFs

Notes to Financial Statements
October 31, 2021 (Unaudited) (Continued)

NOTE 9 – RISKS

Concentration Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Other Investment Companies Risk. The risks of Aptus Defined Risk ETF and International Drawdown Managed Risk ETF investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Funds’ ability to achieve its investment objective.

Aptus ETFs

Expense Examples

For the Period Ended October 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Aptus Collared Income Opportunity ETF

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,069.70	$4.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.22	$4.02

Aptus Defined Risk ETF

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period(2)
Actual	$1,000.00	$1,002.60	$3.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.68	$3.57

Aptus ETFs

Expense Examples
For the Period Ended October 31, 2021 (Unaudited) (Continued)

Aptus Drawdown Managed Equity ETF

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,083.40	$4.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.22	$4.02

Opus Small Cap Value ETF

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,046.20	$4.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.22	$4.02

International Drawdown Managed Equity ETF

	Beginning Account Value July 22, 2021 (3)	Ending Account Value October 31, 2021	Expenses Paid During the Period
Actual	$1,000.00	$996.50	$1.63 (4)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.23	$3.01 (5)

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.70%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

(3)	Fund commencement.
(4)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.59%, multiplied by the average account value during the period, multiplied by 101/365, to reflect the period.

(5)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.59%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

Aptus ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Aptus ETFs

Approval of Advisory Agreement and Board Considerations

(Unaudited)

International Drawdown Managed Equity ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of the International Drawdown Managed Equity ETF (the “Fund).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the Fund, and the services to be provided by the Adviser.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and with applicable requirements, and monitoring the extent to which the Fund achieves its investment objective as an actively managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in their deliberations.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed expense ratio, including the “unified fee” described below and excluding estimated acquired fund fees and expenses, and compared it to the expense ratios (excluding acquired fund fees and expenses) of funds in the universe of Options-based ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the proposed expense ratio for the Fund was significantly less than the median for the Category Peer Group.

The Board further noted that the Fund’s proposed management fee and expense ratio were in line with the management fees and expense ratios for the Fund’s competitors identified by the Adviser that have a strategy of foreign equity exposure with a hedging component. The Board determined that the Fund’s anticipated expense ratio was reasonable given the nature of the investment strategy that provides international equity exposure with a hedge.

Aptus ETFs

Approval of Advisory Agreement and Board Considerations

(Unaudited) (Continued)

International Drawdown Managed Equity ETF (Continued)

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable. The Board also considered the fees charged by the underlying funds in which the Fund would invest and determined that such fees were not for services that were duplicative of the services provided by the Adviser.

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders in the initial period of the Fund’s operations, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Aptus ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended April 30, 2021, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aptus Collared Income Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Opus Small Cap Value ETF	100.00%
International Drawdown Managed Equity ETF	N/A

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended April 30, 2021 was as follows:

Aptus Collared Income Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Opus Small Cap Value ETF	100.00%
International Drawdown Managed Equity ETF	N/A

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Aptus Collared Income Opportunity ETF	0.00%
Aptus Defined Risk ETF	78.53%
Aptus Drawdown Managed Equity ETF	0.00%
Opus Small Cap Value ETF	0.00%
International Drawdown Managed Equity ETF	N/A

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at www.aptusetfs.com and www.opusetfs.com. Each Fund’s portfolio holdings are posted on their website at www.aptusetfs.com and www.opusetfs.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Aptus ETFs

Information About the Funds’ Trustees

(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

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Adviser

Aptus Capital Advisors, LLC
265 Young Street
Fairhope, Alabama 36532

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Aptus Collared Income Opportunity ETF Symbol – ACIO CUSIP – 26922A222
Aptus Defined Risk ETF Symbol – DRSK CUSIP – 26922A388
Aptus Drawdown Managed Equity ETF Symbol – ADME CUSIP – 26922A784
Opus Small Cap Value ETF Symbol – OSCV CUSIP – 26922A446
International Drawdown Managed Equity ETF Symbol – IDME CUSIP – 26922B709

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/7/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/7/2022

*	Print the name and title of each signing officer under his or her signature.